Operating Revenue - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Brokerage income
Brokerage income subtotal	¥ 982,124	$ 141,073	¥ 503,547	¥ 251,556
Other income	11,195	1,608	5,281	11,776
Total operating revenue	993,319	142,681	508,828	263,332
Life and Health insurance business
Brokerage income
Brokerage income subtotal	902,596	129,650	371,011	132,816
Property and Casualty insurance business
Brokerage income
Brokerage income subtotal	¥ 79,528	$ 11,423	¥ 132,536	¥ 118,740